Document and Entity Information	Nov. 01, 2021
Cover [Abstract]
Entity Registrant Name	FARMERS NATIONAL BANC CORP /OH/
Amendment Flag	true
Entity Central Index Key	0000709337
Document Type	8-K/A
Document Period End Date	Nov. 01, 2021
Entity Incorporation State Country Code	OH
Entity File Number	001-35296
Entity Tax Identification Number	34-1371693
Entity Address, Address Line One	20 South Broad Street
Entity Address, Address Line Two	P.O. Box 555
Entity Address, City or Town	Canfield
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44406-0555
City Area Code	(330)
Local Phone Number	533-3341
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, No Par Value
Trading Symbol	FMNB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On November 1, 2021, Farmers National Banc Corp. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”), to report that the Company completed its merger with Cortland Bancorp (“Cortland”), pursuant to the Agreement and Plan of Merger, dated as of June 22, 2021, by and among the Company, FMNB Merger Subsidiary IV, LLC, a wholly-owned subsidiary of the Company (“Merger Sub”) and Cortland, as amended by that certain Amendment to Agreement and Plan of Merger, dated October 12, 2021 (collectively, the “Merger Agreement”). Pursuant to the Merger Agreement, effective November 1, 2021, Cortland merged with and into Merger Sub (the “Merger”), with Merger Sub as the surviving entity in the Merger.